Note 3 - Loans Held for Investment - Geographies and Property Types of Collateral Underlying the Loans Held-for-investment as a Percentage of the Loans' Face Amounts (Details)	Sep. 30, 2020
% of loan portfolio	100.00%
Single Family Rental [Member]
% of loan portfolio	95.95%
Multifamily [Member]
% of loan portfolio	4.05%
GEORGIA
% of loan portfolio	43.44%
FLORIDA
% of loan portfolio	21.98%
TEXAS
% of loan portfolio	8.52%
MINNESOTA
% of loan portfolio	5.21%
ALABAMA
% of loan portfolio	4.15%
NEW JERSEY
% of loan portfolio	2.00%
MARYLAND
% of loan portfolio	1.90%
NORTH CAROLINA
% of loan portfolio	1.88%
MISSISSIPPI
% of loan portfolio	1.13%
MICHIGAN
% of loan portfolio	1.06%
OKLAHOMA
% of loan portfolio	1.04%
TENNESSEE
% of loan portfolio	0.97%
CONNECTICUT
% of loan portfolio	0.92%
MISSOURI
% of loan portfolio	0.83%
NEW YORK
% of loan portfolio	0.71%
ILLINOIS
% of loan portfolio	0.70%
NEBRASKA
% of loan portfolio	0.64%
VIRGINIA
% of loan portfolio	0.63%
MASSACHUSETTS
% of loan portfolio	0.60%
OHIO
% of loan portfolio	0.50%
INDIANA
% of loan portfolio	0.49%
SOUTH CAROLINA
% of loan portfolio	0.08%
PENNSYLVANIA
% of loan portfolio	0.25%
KENTUCKY
% of loan portfolio	0.22%
ARKANSAS
% of loan portfolio	0.15%